Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

14       Leases

(i) Amounts recognized in Consolidated Financial Position:

The Consolidated Statement of Financial Position shows the following amounts relating to leases:

	For the year ended December 31,
Right-of-use assets	2022	2021
Land, building and improvements	6,757	10,062
Plant and production equipment	2,031	2,057
Vehicles, furniture and fixtures	404	783
	9,192	12,902

Lease liabilities
Current	3,278	3,765
Non-current	5,531	8,484
	8,809	12,249

The evolution of right-of-use assets and lease liabilities during 2022 and 2021 are as follows:

Right-of-use assets	2022	2021
Balances at the beginning of the year	12,902	13,448
Additions	465	2,407
Contract modifications	(103)	-
Depreciation of the year	(4,577)	(4,154)
Translation differences and inflation adjustment	505	1,201
Balances at the end of the year	9,192	12,902

Lease liabilities	2022	2021
Balances at the beginning of the year	12,249	13,684
New contracts	482	2,419
Lease payments	(4,307)	(4,729)
Contract modifications	(103)	-
Leases financial cost	605	737
Translation differences and inflation adjustment	(117)	138
Balances at the end of the year	8,809	12,249

The maturity of lease liabilities is as follows:

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2022	3,576	1,022	2,192	3,890	10,680
At December 31, 2021	4,035	3,776	5,376	4,354	17,541

The amounts disclosed in the table are the contracted undiscounted cash flows.

14       Leases (Cont.)

(ii) Amounts recognized in Consolidated Statement of Income:

The Consolidated Statement of Income shows the following amounts relating to leases:

	For the year ended December 31,
	2022	2021	2020
Depreciation charge of right-of-use assets
Land, building and improvements	(3,966)	(3,514)	(2,790)
Plant and production equipment	(179)	(160)	(160)
Vehicles, furniture and fixtures	(432)	(480)	(263)
	(4,577)	(4,154)	(3,213)

Financial expenses (Leases financial cost)	(605)	(737)	(407)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(412)	(827)	(927)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(300)	(299)	(222)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	(1,330)	(467)	(540)

(iii) Variable lease payments

Some security equipment leases contain variable payment terms that are linked to passenger traffic. Variable lease payments that depend on passengers are recognized in profit or loss in the period in which the condition that triggers those payments occurs. A 10% increase in passenger traffic across airports in the Group with such variable lease contracts would increase total lease payments by approximately USD 133.0 as of December 31, 2022 (USD 67.1 and 54.0 as of December 31, 2021 and 2020 respectively).

(iv) The Group as a lessor

As indicated in Note 2.P, leases and sub-concession of spaces are classified as operating leases. These revenues mainly refer to sub-concessions of commercial spaces (duty free shops, food and beverage services, retail stores) and advertising spaces, among others. Lease payments for some contracts include a minimum agreed upon amount and other variable lease payments by applying a percentage on lessors’ revenues, both of which are set forth in the lease agreements. Where considered necessary to reduce credit risk, the Group may obtain guarantees for the term of the lease.

Commercial revenues corresponding to variable income from lease or sub-concession of spaces that do not depend on an index or rate, for example determined on the basis of lessee’s sales or passenger traffic, correspond, as December 31, 2022, to a 48% of total revenues of leases and sub-concession of spaces (39% and 38% as of December 31, 2021 and 2020 respectively).

14       Leases (Cont.)

(iv) The group as a lessor (Cont.)

Minimum lease payments receivable on leases and sub-concession of spaces with third parties at its airports facilities are as follows:

	At December 31,
	2022	2021	2020
Within 1 year	99,142	77,387	66,546
Between 1 and 5 years	241,115	175,409	176,019
Later than 5 years	136,344	42,082	155,840
Total	476,601	294,878	398,405